Statements of Changes in Stockholders' Equity (Deficiency) (Parenthetical) (USD $)	5 Months Ended	12 Months Ended
	Dec. 31, 2003	Dec. 31, 2006	Dec. 31, 2004
Statement of Stockholders' Equity [Abstract]
Common stock issued, price per share	$ 1.00	$ 50.00	$ 10.00